INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Income taxes (tax benefit):
Current taxes:
In Israel	9,110	4,916	5,841
Outside Israel	4,711	6,954	4,341
	13,821	11,870	10,182
Deferred taxes:
In Israel	(102)	(300)	(553)
Outside Israel	(634)	(143)	(1,605)
	(736)	(443)	(2,158)
Taxes in respect of prior years:
In Israel	(457)	341	(*)2,751
Outside Israel	117	86	81
	(340)	427	2,832
	12,745	11,854	10,856

(*)
During November 2020, the Company has received tax assessments from the Israeli tax authority ("ITA") for the years 2016-2018 amounting to approximately NIS 13 million (approximately US$4 million). An amount of approximately NIS 6 million (approximately US$2 million) due to timing differences (this amount was claimed by the Company in its tax filings for the years ended December 31, 2019, 2020 and 2021) related to the deduction of certain expenses for tax purposes. The Company had reached, in November 2020, an agreement with ITA that these amounts will be deducted only during the years 2019-2022. Accordingly, the Company recorded tax expenses in the amount of NIS 9 million (approximately US$3 million) in respect of prior periods, and simultaneously recorded a deferred tax benefit in a similar amount. In addition, the Company was required to pay ITA an amount of NIS 2 million (approximately US$0.6 million) as interest expense. Such amount was recognized as part of financing income, net.

Schedule of Income Tax Reconciliation

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Pretax income	52,830	48,968	29,039
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	12,151	11,263	6,679
Nondeductible expenses (income)	2,123	(282)	2,220
Losses and timing differences in respect of which no deferred taxes assets were recognized	1,742	446	423
Tax adjustment in respect of different tax rates	499	1,202	753
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,002)	(1,874)	(1,583)
Tax related to previous years	(340)	427	2,832
Others	(428)	672	(468)
	12,745	11,854	10,856

Summary of Deferred Taxes
	US dollars
	December 31,
(in thousands)	2022	2021
Deferred taxes
Provision for vacation, recreation and bad debt	560	1,697
Provision for other employee related obligations	1,758	1,362
Provision for deferred revenues/expenses and other obligations	4,207	3,963
Other temporary differences, net	3,341	2,117
	9,866	9,139

	US dollars
	December 31,
(in thousands)	2022	2021

Deferred income taxes included in long-term investments and other assets	11,400	11,091
Deferred income taxes included in long-term liabilities	(1,534)	(1,952)
	9,866	9,139

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
The Company and its Israeli subsidiaries	51,562	39,594	38,469
Non-Israeli subsidiaries	1,268	9,374	(9,430)
	52,830	48,968	29,039